Borrowings - Gas Twelve Ltd Facility (Details) $ in Thousands			6 Months Ended
	Jun. 24, 2019 USD ($)	Oct. 16, 2015 USD ($) tranche item installment	Jun. 30, 2019 USD ($)	Apr. 01, 2019 USD ($)
Borrowings
Drawn amount			$ 435,000
October 2015 Facility | GasLog and subsidiaries
Borrowings
Minimum amount of net working capital (excluding the current portion of long-term debt)		$ 0
Maximum percentage of total indebtedness to total assets		75.00%
Minimum percentage of EBITDA over debt service obligations on a trailing 12-month basis		110.00%
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness		3.00%
Minimum amount of unencumbered cash and cash equivalents		$ 50,000
Minimum percentage of unencumbered cash and cash equivalents to total indebtedness, to pay dividends		4.00%
Minimum market value adjusted net worth		$ 350,000
October 2015 Facility | GAS-twelve Ltd.
Borrowings
Debt assumed from acquired entities				$ 134,107
Number of international banks | item		14
Number of tranches in loan agreement | tranche		4
Loan agreement amount tranche one		$ 51,257
Loan agreement amount tranche two		25,615
Loan agreement amount tranche three		24,991
Loan agreement amount tranche four		$ 61,104
Number of semi annual installments for first three tranches | installment		24
Number of years in profile for first three tranches		12 years
Number of semi annual installments for the fourth tranche | installment		20
Number of years in profile for fourth tranche		20 years
Drawn amount	$ 162,967
Minimum percentage of aggregate market value of vessels securing facility to aggregate amount outstanding under facility		120.00%
KEXIM and K-Sure | GAS-twelve Ltd.
Borrowings
Percentage of finance coverage		60.00%